UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
February 28, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Ultra Short Duration Municipal Bond Fund
Class A / USMBX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Ultra Short Duration Municipal Bond Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 22	0.44% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 73,848,478
Total number of portfolio holdings	68
Portfolio turnover for the reporting period	17%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
New York	13.7%
Texas	11.8%
Virginia	6.7%
Colorado	6.2%
New Jersey	5.4%
Florida	5.3%
Pennsylvania	5.1%
North Carolina	4.2%
South Carolina	4.1%
Louisiana	3.4%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information
, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Ultra Short Duration Municipal Bond Fund
Institutional Class / USMEX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Ultra Short Duration Municipal Bond Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 16	0.32% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 73,848,478
Total number of portfolio holdings	68
Portfolio turnover for the reporting period	17%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
New York	13.7%
Texas	11.8%
Virginia	6.7%
Colorado	6.2%
New Jersey	5.4%
Florida	5.3%
Pennsylvania	5.1%
North Carolina	4.2%
South Carolina	4.1%
Louisiana	3.4%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
|
Columbia Ultra Short Duration Municipal Bond Fund | Class A

|

SSR320_01_(04/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Ultra Short Duration Municipal Bond Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Ultra Short Duration Municipal Bond Fund | 2025

Portfolio of Investments
February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 2.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 2.1%
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	1.700%	550,000	550,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	1.700%	1,000,000	1,000,000
Total			1,550,000
Total Floating Rate Notes (Cost $1,550,000)			1,550,000

Municipal Bonds 82.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 2.1%
Chandler Industrial Development Authority(c)
Revenue Bonds
Intel Corp. Project
Series 2022 (Mandatory Put 09/01/27)
09/01/2052	5.000%	1,000,000	1,029,007
City of Phoenix Civic Improvement Corp.(c)
Revenue Bonds
Series 2017A
07/01/2026	5.000%	500,000	513,019
Total			1,542,026
California 1.0%
California Municipal Finance Authority(c)
Revenue Bonds
Republic Services, Inc. Project
Series 2021 (Mandatory Put 07/01/25)
07/01/2051	4.150%	750,000	751,199
Colorado 3.5%
City & County of Denver Airport System(c)
Revenue Bonds
Subordinated Series 2023
11/15/2027	5.000%	1,000,000	1,044,349
Denver City & County School District No. 1
Unlimited General Obligation Refunding Bonds
Series 2025B
12/01/2027	5.000%	1,000,000	1,063,883
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
E-470 Public Highway Authority(d)
Refunding Revenue Bonds
Series 2024B (Mandatory Put 09/01/26)
0.7 x SOFR + 0.750% 09/01/2039	3.671%	500,000	500,721
Total			2,608,953
Connecticut 1.4%
State of Connecticut
Unlimited General Obligation Bonds
Series 2024F
11/15/2026	5.000%	1,000,000	1,039,382
District of Columbia 0.8%
District of Columbia Housing Finance Agency
Revenue Bonds
Faircliff Plaza East Apartments Project
Series 2022 (FHA) (Mandatory Put 12/01/25)
12/01/2026	5.000%	600,000	607,540
Florida 5.3%
County of Broward Airport System(c)
Revenue Bonds
Series 2019G (AMBAC)
10/01/2027	5.000%	1,000,000	1,042,510
County of Miami-Dade Seaport Department(c)
Refunding Revenue Bonds
Series 2023A
10/01/2025	5.000%	850,000	858,683
Greater Orlando Aviation Authority(c)
Prerefunded 10/01/27 Revenue Bonds
Subordinated Series 2017A
10/01/2030	5.000%	1,000,000	1,046,159
Miami-Dade County Housing Finance Authority
Revenue Bonds
St. Mary Towers Apartments
Series 2024 (FHA HUD) (Mandatory Put 10/01/26)
04/01/2041	3.400%	1,000,000	1,000,119
Total			3,947,471
Georgia 0.2%
Development Authority of Burke County (The)
Refunding Revenue Bonds
Georgia Power Company Plant Vogtle Project
Series 2024 (Mandatory Put 03/12/27)
11/01/2053	3.375%	150,000	150,770
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 2.6%
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2024
12/15/2027	4.000%	840,000	859,481
State of Illinois
Unlimited General Obligation Refunding Bonds
Series 2022B
03/01/2026	5.000%	1,000,000	1,020,671
Total			1,880,152
Iowa 2.8%
Iowa Finance Authority(c)
Revenue Bonds
Geno NW Iowa RNG, LLC Renewable Natural Gas Project
Series 2024 (Citibank NA) (Mandatory Put 04/01/26)
01/01/2042	3.875%	1,050,000	1,051,855
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	1,000,000	1,021,447
Total			2,073,302
Louisiana 3.4%
Louisiana Public Facilities Authority(c),(e)
Revenue Bonds
Elementus Minerals LLC Project
Series 2023 (Mandatory Put 11/01/25)
10/01/2043	5.000%	2,500,000	2,518,649
Michigan 2.0%
Wayne County Airport Authority(c),(e)
Refunding Revenue Bonds
Detroit Metro Wayne County Airport
Series 2017
12/01/2025	4.000%	1,500,000	1,510,727
Missouri 1.4%
City of St. Louis Airport(c)
Refunding Revenue Bonds
Series 2017B (AGM)
07/01/2027	5.000%	1,005,000	1,043,832
Nebraska 1.4%
Central Plains Energy Project(b)
Refunding Revenue Bonds
Series 2019 (Mandatory Put 08/01/25)
12/01/2049	4.000%	1,000,000	1,002,122
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire 2.4%
New Hampshire Business Finance Authority(c),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 (Mandatory Put 07/01/25)
Muni Swap Index Yield + 0.375% 10/01/2033	4.500%	1,000,000	1,001,447
New Hampshire Health and Education Facilities Authority Act
Refunding Revenue Bonds
Series 2024B (Mandatory Put 08/03/27)
06/01/2040	3.300%	750,000	754,417
Total			1,755,864
New Jersey 5.4%
Camden County Improvement Authority (The)
Revenue Bonds
Northgate I Apartment Project
Series 2024 (FHA) (Mandatory Put 03/01/26)
03/01/2027	5.000%	975,000	992,822
Jersey City Municipal Utilities Authority
Revenue Notes
Sewer Projects
Series 2024B
05/01/2025	5.000%	1,500,000	1,504,306
New Jersey Higher Education Student Assistance Authority(c)
Revenue Bonds
Series 2023B
12/01/2025	5.000%	1,000,000	1,013,824
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Series 2023AA
06/15/2025	5.000%	500,000	502,872
Total			4,013,824
New York 6.6%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2024
11/01/2027	5.000%	750,000	794,620
New York State Thruway Authority
Refunding Revenue Bonds
Series 2024P
01/01/2026	5.000%	2,000,000	2,040,935
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
Series 2024-246
09/01/2026	5.000%	2,000,000	2,054,290
Total			4,889,845
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 3.0%
North Carolina Housing Finance Agency(b)
Revenue Bonds
Home Ownership - 1998 Trust Agreement
Series 2024 (GNMA) (Mandatory Put 01/15/26)
07/01/2056	3.200%	1,000,000	1,000,526
North Carolina Medical Care Commission
Revenue Bonds
Friends Home, Inc.
Series 2020B2
09/01/2025	2.300%	1,250,000	1,238,493
Total			2,239,019
Ohio 1.2%
State of Ohio
Revenue Bonds
Series 2022-1
12/15/2025	5.000%	835,000	850,298
Pennsylvania 5.1%
Bethlehem Area School District Authority(d)
Refunding Revenue Bonds
Series 2021 (Mandatory Put 11/01/25)
0.7 x SOFR + 0.350% 01/01/2032	3.271%	1,780,000	1,772,307
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Series 2022B
12/01/2025	5.000%	400,000	406,598
Revenue Bonds
Subordinated Series 2017B-1
06/01/2025	5.000%	1,580,000	1,588,212
Total			3,767,117
Rhode Island 1.4%
Rhode Island Student Loan Authority(c)
Revenue Bonds
Series 2020A
12/01/2025	5.000%	1,000,000	1,013,824
South Carolina 4.1%
South Carolina Ports Authority(c)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2050	5.250%	2,000,000	2,014,007
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2021A
12/01/2025	5.000%	1,000,000	1,015,934
Total			3,029,941
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 11.8%
Board of Regents of the University of Texas System
Revenue Bonds
Series 2025A
08/15/2028	5.000%	1,000,000	1,077,132
City of Houston Combined Utility System
Refunding Revenue Bonds
First Lien
Subordinated Series 2024A
11/15/2025	5.000%	500,000	507,922
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2027	5.000%	830,000	871,953
Dallas Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025B
02/15/2028	5.000%	415,000	442,257
Lower Colorado River Authority
Revenue Bonds
LCRA Transmission Services Corp. Project
Series 2025
05/15/2028	5.000%	1,000,000	1,067,903
Manor Housing Public Facility Corp.
Revenue Bonds
Tower Road Apartments
Series 2024 (FHA HUD) (Mandatory Put 05/01/28)
11/01/2042	3.400%	1,000,000	1,002,194
North Texas Tollway Authority
Refunding Revenue Bonds
First Tier
Series 2023A
01/01/2026	5.000%	1,000,000	1,018,572
Texas Home Collaborative
Revenue Bonds
1518 Apartments
Series 2023 (FHA) (Mandatory Put 10/01/26)
10/01/2041	5.000%	750,000	764,188
Texas Water Development Board
Revenue Bonds
State Water Implementation Fund
Series 2019
10/15/2025	5.000%	1,905,000	1,932,226
Total			8,684,347
Utah 1.4%
City of Salt Lake City Airport(c)
Revenue Bonds
Series 2018A
07/01/2025	5.000%	1,000,000	1,006,358
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 6.7%
Fairfax County Redevelopment & Housing Authority(b)
Revenue Bonds
Dominion Square North Project
Series 2023 (Mandatory Put 01/01/28)
01/01/2045	5.000%	2,000,000	2,080,549
Virginia Housing Development Authority
Revenue Bonds
Series 2024F (Mandatory Put 04/01/26)
07/01/2055	3.625%	650,000	650,170
Virginia Port Authority Commonwealth Port Fund(c)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2030	5.000%	1,210,000	1,217,100
Virginia Small Business Financing Authority(b),(c)
Revenue Notes
Pure Salmon Virginia LLC Project
Series 2024 (Mandatory Put 11/20/25)
11/01/2052	4.000%	1,000,000	1,000,809
Total			4,948,628
Washington 2.3%
City of Seattle Water System
Prerefunded 05/01/25 Revenue Bonds
Refunding & Improvement
Series 2015
05/01/2030	5.000%	1,100,000	1,103,452
King County School District No. 411 Issaquah
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2025	5.000%	600,000	610,437
Total			1,713,889
Wisconsin 3.2%
State of Wisconsin
Unlimited General Obligation Refunding Bonds
Series 2022-4
05/01/2025	5.000%	750,000	752,690
Series 2024-2
05/01/2027	5.000%	1,500,000	1,576,083
Total			2,328,773
Total Municipal Bonds (Cost $60,784,547)			60,917,852

Municipal Short Term 13.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Colorado 2.7%
Colorado State Education Loan Program
Revenue Notes
Education Loan Program
TRAN Series 2025
06/30/2025	2.680%	2,000,000	2,015,229
Massachusetts 1.4%
Montachusett Regional Transit Authority
Revenue Notes
RAN Series 2024
07/25/2025	3.520%	1,000,000	1,003,532
Mississippi 1.4%
Mississippi Business Finance Corp.(c)
Revenue Bonds
Waste Management, Inc. Project
Series 2019
03/01/2027	3.880%	1,000,000	1,007,050
New York 5.0%
Board of Cooperative Educational Service
Revenue Notes
RAN Series 2024
06/20/2025	3.580%	1,500,000	1,505,868
06/30/2025	3.450%	1,200,000	1,203,764
Oneonta City School District
Unlimited General Obligation Notes
BAN Series 2024
06/27/2025	3.040%	1,000,000	1,004,419
Total			3,714,051
North Carolina 1.2%
Cumberland County Industrial Facilities & Pollution Control Financing Authority(c)
Revenue Bonds
Project Aero
Series 2024 (Mandatory Put 11/01/25)
12/01/2027	3.750%	900,000	900,049
Tennessee 1.4%
Tennessee Housing Development Agency
Revenue Bonds
Series 2024 (Mandatory Put 10/01/25)
01/01/2056	3.500%	1,000,000	1,000,096
Total Municipal Short Term (Cost $9,623,104)			9,640,007
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)

Money Market Funds 1.3%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 1.755%(f)	980,779	980,877
Total Money Market Funds (Cost $980,779)		980,877
Total Investments in Securities (Cost $72,938,430)		73,088,736
Other Assets & Liabilities, Net		759,742
Net Assets		$73,848,478
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of February 28, 2025.

(c)	Income from this security may be subject to alternative minimum tax.
(d)	Variable rate security. The interest rate shown was the current rate as of February 28, 2025.
(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2025, the total value of these securities amounted to $4,029,376, which represents 5.46% of total net assets.

(f)	The rate shown is the seven-day current annualized yield at February 28, 2025.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate
TRAN	Tax and Revenue Anticipation Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	1,550,000	—	1,550,000
Municipal Bonds	—	60,917,852	—	60,917,852
Municipal Short Term	—	9,640,007	—	9,640,007
Money Market Funds	980,877	—	—	980,877
Total Investments in Securities	980,877	72,107,859	—	73,088,736
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Statement of Assets and Liabilities
February 28, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $72,938,430)	$73,088,736
Receivable for:
Capital shares sold	152,914
Dividends	2,952
Interest	954,570
Expense reimbursement due from Investment Manager	336
Prepaid expenses	1,261
Other assets	12,338
Total assets	74,213,107
Liabilities
Due to custodian	8,407
Payable for:
Capital shares redeemed	146,152
Distributions to shareholders	169,382
Management services fees	426
Distribution and/or service fees	12
Transfer agent fees	5,837
Compensation of chief compliance officer	7
Compensation of board members	918
Other expenses	18,238
Deferred compensation of board members	15,250
Total liabilities	364,629
Net assets applicable to outstanding capital stock	$73,848,478
Represented by
Paid in capital	76,592,364
Total distributable earnings (loss)	(2,743,886)
Total - representing net assets applicable to outstanding capital stock	$73,848,478
Class A
Net assets	$3,685,193
Shares outstanding	367,779
Net asset value per share	$10.02
Institutional Class
Net assets	$70,163,285
Shares outstanding	6,997,879
Net asset value per share	$10.03
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Statement of Operations
Six Months Ended February 28, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$42,797
Interest	1,282,149
Total income	1,324,946
Expenses:
Management services fees	81,377
Distribution and/or service fees
Class A	2,167
Transfer agent fees
Class A	1,740
Advisor Class	16,581
Institutional Class	18,842
Custodian fees	661
Printing and postage fees	5,841
Registration fees	30,029
Accounting services fees	16,045
Legal fees	7,717
Compensation of chief compliance officer	7
Compensation of board members	5,861
Deferred compensation of board members	2,115
Other	4,233
Total expenses	193,216
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(68,165)
Expense reduction	(20)
Total net expenses	125,031
Net investment income	1,199,915
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	114,498
Net realized gain	114,498
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(179,104)
Net change in unrealized appreciation (depreciation)	(179,104)
Net realized and unrealized loss	(64,606)
Net increase in net assets resulting from operations	$1,135,309
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations
Net investment income	$1,199,915	$3,148,517
Net realized gain (loss)	114,498	(184,250)
Net change in unrealized appreciation (depreciation)	(179,104)	1,064,120
Net increase in net assets resulting from operations	1,135,309	4,028,387
Distributions to shareholders
Net investment income and net realized gains
Class A	(57,274)	(113,908)
Advisor Class	(568,935)	(3,083,404)
Institutional Class	(646,727)	(78,229)
Institutional 3 Class	—	(233)
Total distributions to shareholders	(1,272,936)	(3,275,774)
Decrease in net assets from capital stock activity	(13,181,575)	(44,883,016)
Total decrease in net assets	(13,319,202)	(44,130,403)
Net assets at beginning of period	87,167,680	131,298,083
Net assets at end of period	$73,848,478	$87,167,680

	Six Months Ended		Year Ended
	February 28, 2025 (Unaudited)		August 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	58,833	589,198	2,997	30,000
Distributions reinvested	5,721	57,274	11,402	113,893
Shares redeemed	(43,291)	(433,068)	(91,693)	(917,278)
Net increase (decrease)	21,263	213,404	(77,294)	(773,385)
Advisor Class
Shares sold	127,381	1,274,573	2,802,113	27,925,430
Distributions reinvested	38,695	387,130	154,703	1,543,570
Shares redeemed	(8,262,916)	(82,587,579)	(7,547,803)	(75,323,355)
Net decrease	(8,096,840)	(80,925,876)	(4,590,987)	(45,854,355)
Institutional Class
Shares sold	7,612,866	76,204,398	192,676	1,921,030
Distributions reinvested	56,472	565,200	561	5,603
Shares redeemed	(923,214)	(9,238,701)	(17,003)	(170,035)
Net increase	6,746,124	67,530,897	176,234	1,756,598
Institutional 3 Class
Shares redeemed	—	—	(1,192)	(11,874)
Net decrease	—	—	(1,192)	(11,874)
Total net decrease	(1,329,453)	(13,181,575)	(4,493,239)	(44,883,016)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 2/28/2025 (Unaudited)	$10.04	0.15	(0.01)	0.14	(0.16)	(0.16)
Year Ended 8/31/2024	$9.97	0.28	0.09	0.37	(0.30)	(0.30)
Year Ended 8/31/2023	$9.98	0.20	0.00 (f)	0.20	(0.21)	(0.21)
Year Ended 8/31/2022	$10.11	0.06	(0.13)	(0.07)	(0.06)	(0.06)
Year Ended 8/31/2021(h)	$10.09	0.04	0.02	0.06	(0.04)	(0.04)
Year Ended 8/31/2020	$10.09	0.09	0.01	0.10	(0.10)	(0.10)
Institutional Class
Six Months Ended 2/28/2025 (Unaudited)	$10.04	0.15	(0.00)(f)	0.15	(0.16)	(0.16)
Year Ended 8/31/2024	$9.97	0.30	0.08	0.38	(0.31)	(0.31)
Year Ended 8/31/2023	$9.98	0.22	(0.01)(i)	0.21	(0.22)	(0.22)
Year Ended 8/31/2022(j)	$10.07	0.07	(0.10)	(0.03)	(0.06)	(0.06)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Rounds to zero.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Net investment income (loss) per share calculated using the average shares method.
(i)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

(j)	Institutional Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2025 (Unaudited)	$10.02	1.39%	0.61%	0.44% (d)	2.97%	17%	$3,685
Year Ended 8/31/2024	$10.04	3.75%	0.55% (e)	0.47% (d),(e)	2.85%	36%	$3,478
Year Ended 8/31/2023	$9.97	2.03%	0.50% (e)	0.48% (d),(e)	2.02%	82%	$4,224
Year Ended 8/31/2022	$9.98	(0.74% )	0.56% (e),(g)	0.48% (e),(g)	0.57%	104%	$8,199
Year Ended 8/31/2021 (h)	$10.11	0.59%	0.64%	0.55%	0.40%	137%	$11,463
Year Ended 8/31/2020	$10.09	1.06%	0.63%	0.55%	1.05%	267%	$12,998
Institutional Class
Six Months Ended 2/28/2025 (Unaudited)	$10.03	1.55%	0.50%	0.32% (d)	3.07%	17%	$70,163
Year Ended 8/31/2024	$10.04	3.89%	0.41% (e)	0.33% (d),(e)	3.03%	36%	$2,527
Year Ended 8/31/2023	$9.97	2.17%	0.35% (e)	0.35% (d),(e)	2.24%	82%	$753
Year Ended 8/31/2022 (j)	$9.98	(0.33% )	0.31% (e),(g)	0.27% (e),(g)	1.14%	104%	$1,254
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements
February 28, 2025 (Unaudited)
Note 1. Organization
Columbia Ultra Short Duration Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.

Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.21% of the Fund’s daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.

Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.02 (a)
Institutional Class	0.10

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2025, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.15% of the average daily net assets attributable to Class A shares of the Fund. The Fund pays the distribution and/or shareholder services fees for Class A up to the point where the Distributor’s expenses are fully recovered.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the
Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
underlying funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2025 (%)
Class A	0.47
Institutional Class	0.32
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Prior to January 1, 2025, expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds) were included with the waivers and/or expense reimbursement arrangement. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
72,938,000	185,000	(34,000)	151,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(1,023,909)	(2,048,224)	(3,072,133)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $11,951,023 and $25,194,319, respectively, for the six months ended February 28, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2025.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions
Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.

Columbia Ultra Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At February 28, 2025, one unaffiliated shareholder of record owned 67.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Ultra Short Duration Municipal Bond Fund  | 2025

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Columbia Ultra Short Duration Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR320_08_R01_(04/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	April 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	April 22, 2025